Consolidated Statements of Stockholders (Deficit) Equity (Unaudited) (Parenthetical) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Series D Preferred Stock
Convertible preferred stock, issuance costs			$ 12
Series E Preferred Stock
Convertible preferred stock, issuance costs	$ 150	$ 150